Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Consulting Agreements

On February 18, 2020, the Company entered into a professional services agreement with a company to provide advice on business development of food stores and delivery kitchen operations. In addition, they will review and advise the Company on potential acquisition targets, including financial analytics for post-merger entities and provide assistance in preparing pro-forma financial information. The term of the agreement commences from the effective date on February 18, 2020 and expires on February 18, 2021. Pursuant to the terms of the agreement, the Company agreed to issue 300,000 shares of the Company’s common stock and 100,000 three-year cashless warrants with an exercise price of $5.00 per share upon signing of the agreement as payment. The grant date fair value of the warrants of $191,000 was recorded in general and administrative expense as stock-based compensation.

On February 24, 2020, the Company entered into a Consulting Agreement with consultants with experience in the area of corporate finance, investor communication and financial and investor public relations. The term of the agreement is for two months from the effective date on February 27, 2020 and expired on April 27, 2020. Pursuant to the terms of the agreement, the Company agreed to pay $107,500 in cash per month and to issue 10,000 shares of the Company’s common stock. In the event the Company elects to not extend the term of the agreement, it is to notify the consultants within five days of the conclusion of the 60-day term.

Litigations, Claims and Assessments

In 2017, Limestone Associates LLC (“Limestone”) filed a complaint against ARH in the Civil Court of the City of New York, County of New York, #78549/2017 for commercial non-payment of rent for the amount of $25,748 plus cost and disbursements of this proceeding. In May 2018, Limestone filed a complaint against ARH and Robert E. Morgan (the former CEO of the Company) in the Supreme Court of the State of New York, County of New York, index # 154469 seeking $1,357,243 in damages for rent, interest and other expenses.

In May 2018, the Company, Former Parent and Mr. Morgan were listed as defendants to a lawsuit filed by Crownhall Realty, LLC (“Crownhall”) in the Supreme Court of the State of New York county of New York, #154467. Crownhall is seeking $1,034,087 in damages for rent, interest and other expenses.

On October 3, 2018, the Company, ARH and Mr. Morgan entered into a settlement agreement with Crownhall and Limestone agreeing to forfeit all security deposits, pay an upfront amount of $25,000 and an additional $175,000 to be paid over 20 months. This agreement settles litigation surrounding two closed locations, which the plaintiffs were seeking a total of $2,391,330 in past damages for rent, interest and other expenses. As of the date of the filing of these condensed consolidated financial statements the settlement has been paid in full.

On March 27, 2018 a convertible note holder filed a complaint in the Iowa District Court for Polk County #CVCV056029 against the Company for failure to pay the remaining balance due on a promissory note in the amount of $100,000, together with interest, attorney fees and other costs of $171,035. On June 6, 2018 a default judgement was entered against the Company for the amount of $171,035. The Company repaid an aggregate amount of $71,035, consisting of principal and interest, as of the date of the filing of this report. As of March 31, 2020, the Company has accrued for the liability in convertible notes payable in the amount of $100,000 and accrued interest of $20,030 is included in accounts payable and accrued expenses.

In May 2018, Resolute Contractors, Inc., Quality Tile, MTL Construction, Genesis Electric, JNB Interiors and Captive Aire filed a Mechanics Lien for labor, service, equipment and materials in the total amount of $98,005. The Company intends to set up various payment plans with these vendors. As of March 31, 2020, the Company has accrued for the liability in accounts payable and accrued expenses.

On December 12, 2018, the Company was listed as a defendant to a lawsuit filed by a landlord in the Superior Court of the State of California. Fountain Valley is seeking approximately $121,000 in damages for rent, interest and other expenses. On February 15, 2019, the Company entered into a settlement agreement and payment plan in the amount of $85,000. The Company agreed to make the following payments (i) $15,000 on or before March 15, 2019, and (ii) ten monthly installments of $7,000 commencing on April 15, 2019 and continuing monthly on the 15th day of each month though January 15, 2020. The company has accrued for the liability in accounts payable and accrued expenses and has been making repayments pursuant to the settlement agreement. As of January 15, 2020, the Company has met all their obligations and the full amount has been paid.

On or about March 7, 2019, the Company was listed as a defendant to a lawsuit filed by a contractor in the State of Texas. The contractor is claiming a breach of contract and is seeking approximately $32,809 in damages for services claimed to be rendered by the contractor. The Company is working with legal counsel in order to reach a settlement. As of March 31, 2020, the Company accrued $30,000 for the liability in accounts payable and accrued expenses.

On January 23, 2020, the Company was served a judgment in the amount of $130,185 for a breach of a lease agreement in Chicago, Illinois, in connection with a Company-owned restaurant that was closed in 2018. As of March 31, 2020, the Company has accrued for the liability in accounts payable and accrued expenses.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. In the opinion of management after consulting legal counsel, such matters are currently not expected to have a material impact on the Company’s financial statements.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements after consulting legal counsel.

Kitchen Service Agreement

On February 26, 2020, the Company entered into a Kitchen Services Agreement with a major delivery-only kitchen concept. The Kitchen Services Agreement provides for five initial locations starting in the Chicago market. In addition, the Company has placed deposits for an additional five locations to be determined. The Kitchen Services Agreement provides the Company with access to the delivery-only locations for a one-year term with an automatic one-year renewal unless terminated by either party. The delivery-only locations are set up for third party delivery and provide that the Company must pay monthly license fees, processing service fees and storage service fees. The monthly license fees for the five initial locations range from $3,000 to $4,000. The monthly license fees become due 14 days after the Company is granted access to the location.

Taxes

The Company failed in certain instances in paying sales taxes collected from customers in specific states that impose a tax on sales of the Company’s products. The Company had accrued $289,319 and $329,089 which includes penalties and interest as of March 31, 2020 and December 31, 2019, respectively, related to this matter.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The leases are subject to certain annual escalations as defined in the agreements. The Company recognizes rent on a straight-line basis. The cumulative difference between the rent payments and the rent expense since the inception of the leases was $79,338 at December 31, 2019.

During the year ended December 31, 2018, the Company became obligated for payments pursuant to two new lease agreements for restaurant spaces with lease terms of 10 years, exclusive of options to renew. These lease agreements have a monthly rent expense based on a percentage fee of eight percent of gross sales for each year of the agreement.

On August 1, 2019, the Company entered into a settlement agreement with a landlord in connection with the prior executive office in Houston, Texas as the Company vacated the property on April 30, 2018. The Company owed the landlord the sum of $58,522. The landlord agreed to accept $32,283 as full payment of the damages. Pursuant to the settlement we will make three equal payments of $10,761 with the first payment to be made on August 2, 2019, the second payment is to be made on September 1, 2019 and the final payment is to be made on October 1, 2019. As of December 31, 2019, the Company has met all their obligations and the full amount has been paid.

On August 22, 2019, the Company entered into a sublease with sublandlord, in connection with the acquisition of the Midtown location, for a lease with a term ending on August 31, 2020. The Company may terminate this sublease with the sublandlord with 30-day notice. The lease calls for annual base rent during the remaining term ranging between $10,448 an $11,417. See Note 4 Acquisition – Midtown Acquisition.

On October 10, 2019, the Company entered into a lease agreement for five years with a landlord in connection with the acquisition of the Bronx location. The lease calls for an annual base rent of $6,500 per month for the first twenty-four months, with annual three percent rent increase thereafter. The lease has the option of two five-year extensions with an annual three percent rent increase.

During the year ended December 31, 2019, the Company became obligated for payments pursuant to two new lease agreements for restaurant spaces with lease terms of 10 years, exclusive of options to renew. These lease agreements have a monthly rent expense based on a percentage fee of eight percent of gross sales for each year of the agreement. One of the lease states that the percentage fee will be ten percent for gross sales equal or greater than $1,000,000 for an agreement year.

The Company has recorded security deposits, totaling, in the aggregate, approximately $37,000 and $33,000 as of December 31, 2019 and 2018, respectively.

Future aggregate minimum lease payments for these leases and others as of December 31, 2019 are:

Future Minimum Lease Payments

2020	$435,583
2021	424,103
2022	376,902
2023	376,902
2024	276,079
Thereafter	214,477
$2,104,046

Total rent expense was $467,106 and $980,136 for the years ended December 31, 2019 and 2018, respectively. Of which $417,220 is recognized as rent expense under operating cost and expenses on the consolidated statement of operations and the remaining $49,886 is recognized within general and administrative expense on the consolidated statement of operations.

Employment Agreements

On January 17, 2018, Grady Metoyer resigned as the Company’s Chief Financial Officer, effective immediately.

In connection with the resignation of Grady Metoyer, on January 25, 2018, the Company’s board of directors appointed Ferdinand Groenewald as its Vice President of Finance, Principal Financial Officer and Principal Accounting Officer. The Company entered into an at-will employment agreement with Ferdinand Groenewald for a one-year term that is to commence as of the date the Company successfully receives at least $5,000,000 in gross proceeds from an SEC qualified offering under Offering Statement under Regulation A+ under the Securities Act of 1933, as amended. The employment agreements did not become effective since the company terminated its Regulation A+ offering on March 29, 2018.

On April 11, 2018, Robert E. Morgan resigned as Chief Executive Officer, President and Director of the Company and all other positions with subsidiaries of the Company.

On April 16, 2018, Kevin Mohan was appointed by the Company to serve as the Interim President of the Company.

On April 30, 2018, Tim M. Betts resigned as a director of the Company for personal reasons.

On May 1, 2018, the Company appointed Michael J. Roper as Chief Executive Officer (“CEO”) of the Company and entered into an Employment Agreement with Mr. Roper. During the term of the agreement, Mr. Roper will be entitled to a base salary at the annualized rate of $250,000 and will be eligible for a discretionary performance bonus to be paid in cash or equity. Mr. Roper is also entitled to 14,285 shares of common stock of the Company that will be issued upon a Public offering of at least $3,000,000. In addition, Mr. Mohan resigned as Interim President of the Company.

On May 29, 2018, Ferdinand Groenewald, the Vice President of Finance, Principal Financial Officer and Principal Accounting Officer, notified the Company that he is resigning from his positions with the Company and its subsidiaries effective May 29, 2018.

On September 26, 2018, the Company rehired Ferdinand Groenewald as Chief Financial Officer of the Company and entered into an Employment Agreement with Mr. Groenewald. Pursuant to the agreement, Mr. Groenewald will be employed as Chief Financial Officer of the Company for a period of two years unless earlier terminated pursuant to the terms of the agreement. During the term of the agreement, Mr. Groenewald will be entitled to a base salary at the annualized rate of $150,000 and will be eligible for a discretionary performance cash bonuses which will include $10,000 upon completion of the audit for the year ended December 31, 2017 and $25,000 and up to 1,428 shares of common stock upon completion of a public offering of not less than $3 million together with listing on a national exchange (the “Public Offering”), which may be increased to 3,571 in the event $5 million is raised. Mr. Groenewald’s salary will increase to $175,000 upon closing of the Public Offering. Mr. Groenewald is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees. In addition, pursuant to board approval, Mr. Groenewald is entitled to 15,714 shares of common stock of the Company that will be issued upon a Public Offering of at least $3,000,000.

On September 26, 2018, the Company appointed Kenneth Miller as Chief Operating Officer of the Company and entered into an Employment Agreement with Mr. Miller. Pursuant to the agreement, Mr. Miller will be employed as Chief Operating Officer of the Company for a period of two years unless earlier terminated pursuant to the terms of the agreement. During the term of the agreement, Mr. Miller will be entitled to a base salary at the annualized rate of $200,000, which will be increased to $275,000 upon successful closing of the Public Offering. Mr. Miller is also entitled to 14,285 shares of common stock of the Company that will be issued upon a Public offering of at least $3,000,000. Mr. Miller is eligible for a discretionary performance cash and equity bonuses which will include cash of $50,000 and 10,714 shares of common stock upon completion of the Public Offering, which may be increased to 17,857 shares in the event $5 million is raised. Mr. Miller is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees.

On October 26, 2018, the Company entered into an Employment Agreement with Michael Roper, which replaced his employment agreement from May 2018. Pursuant to the Employment Agreement, Mr. Roper will continue to be employed as Chief Executive Officer of the Company for a period of two years unless earlier terminated pursuant to the terms of the agreement. The Employment Agreement will be automatically extended upon listing the Company on a national exchange and raising $3,000,000 (the “IPO”). During the term of the Employment Agreement, Mr. Roper will be entitled to a base salary at the annualized rate of $250,000, which was increased to $275,000 upon achieving various milestones required by the Investors that participated in the September 2018 Offering and will be increased to $350,000 upon the Company completing the IPO. Mr. Roper will be eligible for a discretionary performance bonus to be paid in cash or equity, provided, however, no cash bonus will be paid until the closing of the IPO. Mr. Roper is entitled to $100,000 bonus upon closing of the IPO. Mr. Roper is also entitled to 14,285 shares of common stock of the Company that will be issued upon a Public offering of at least $3,000,000. In addition, pursuant to board approval on June 29, 2019, Mr. Roper is entitled to 35,714 shares of common stock of the Company that will be issued upon a Public Offering of at least $3,000,000. In the event the Company raises $3 million or $5 million upon completion of a public offering together with listing on a national exchange, then Mr. Roper will receive 21,428 restricted stock units or 35,714 restricted stock units, respectively. In addition, Mr. Roper will be entitled to receive 14,285 restricted stock units upon the one- and two-year anniversaries of his employment that will be issued upon a Public Offering.

On October 26, 2018, the Company entered into an Employment Agreement with Kevin Mohan. Pursuant to the Employment Agreement, Mr. Mohan will be engaged as Chief Investment Officer of the Company for a period of two years unless earlier terminated pursuant to the terms of the agreement. The Employment Agreement will be automatically extended upon the IPO. During the term of the Employment Agreement, Mr. Mohan will be entitled to a base salary at the annualized rate of $156,000, which will be increased to $175,000 upon the IPO. Mr. Mohan will be eligible for a discretionary performance bonus to be paid in cash following the closing of the IPO. Mr. Mohan is entitled to $50,000 bonus upon closing of the IPO. In the event the Company raises $3 million or $5 million, then Mr. Mohan will receive 14,285 restricted stock units or 28,571 restricted stock units, respectively. In addition, pursuant to board approval on June 29, 2019, Mr. Mohan is entitled to 35,714 shares of common stock of the Company that will be issued upon a Public Offering of at least $3,000,000.

On May 5, 2019, the Company entered into an Employment Agreement with Rodney Silva. Pursuant to the Employment Agreement, Mr. Silva will be engaged as Vice President of Brand Development/Franchise Sales of the Company for a period of eighteen months unless earlier terminated pursuant to the terms of the agreement. The Employment Agreement will be automatically extended upon the IPO. During the term of the Employment Agreement, Mr. Silva will be entitled to a base salary at the annualized rate of $150,000. Mr. Silva will be eligible for a discretionary performance bonus to be paid in cash following the closing of the IPO. Mr. Silva is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees.

On May 6, 2019, the Company appointed Aimee Infante as Chief Marketing Officer of the Company and entered into an Employment Agreement with Ms. Infante. Pursuant to the Employment Agreement, Ms. Infante will be employed as Chief Marketing Officer of the Company for a period of two years unless earlier terminated pursuant to the terms of the Employment Agreement. During the term of the Employment Agreement, Ms. Infante will be entitled to a base salary at the annualized rate of $125,000, which will be increased to $150,000 upon the completion of a public offering of not less than $3 million together with listing on a national exchange (the “Public Offering”). Following the closing of the Public Offering, Ms. Infante will receive a one-time $10,000 cash bonus and will be entitled to an annual cash bonus based on 25% of her base salary subject to satisfying specific written criteria. The Company agreed to issue Ms. Infante 714 restricted stock units upon closing of the Public Offering, which may be increased to 1,071 restricted stock units if the Public Offering is in excess of $5 million. Ms. Infante is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees.

Consulting Agreements

On September 12, 2018, the Company entered into a Consulting Agreement with a professional business and financial expert to provide the Company financial and business advice including, but not limited, to discussing financing, potential business opportunities and potential acquisition. In addition, the consultant will help the Company select an underwriter to conduct an offering and will work with Company to prepare for the offering. Pursuant to the terms of the agreement the Company agreed to pay $140,000 in cash and to issue 35,714 restricted shares of the Company’s common stock on or before September 30, 2018. In addition, the Company agrees to pay the following additional fees (i) $70,000 in cash and 10,000 in restricted shares upon performance of the first milestones per the SPA, (ii) $70,000 in cash and 10,000 in restricted shares upon performance of the second milestones per the SPA and (iii) $150,000 in cash and 28,571 in restricted shares upon the completion of both the contract and the Company’s offering. As of December 31, 2019, the company issued an aggregate of 55,714 shares of common stock pursuant to the agreement and paid $280,000 in cash pursuant to the terms of the agreement. See Note 17 – Subsequent Events – Common Stock Issuance for issuance subsequent to year end as the Company’s offering was completed during 2020.

On May 24, 2019, the Company entered into a Consulting Agreement with a project management group to assist with various financial matters, documentation and presentations as needed. Pursuant to the terms of the agreement, the Company will pay $5,000 per month until the contract is cancelled by either party with written notice.

During July 2019, the Company entered into a Consulting Agreement, effective as of July 1, 2019, with an advisory group to provide strategic business services in connection with a future offering. The term of the agreement is for one year. Pursuant to the terms of the agreement, the Company issued 41,426 restricted shares of common stock and agreed to pay a cash fee of $75,000 upon signing the agreement.

During July 2019, the Company entered into a Consulting Agreement with a consultant with a background in menu and recipe development to develop a new menu and recipes for a new healthy restaurant concept called Healthy Joe’s. The Company will issue an aggregate of 1,642 shares of common stock as payment pursuant to the terms of the agreement and reimburse the consultant for any out of pocket expenses in connection with the services provided pursuant to the agreement. As of December 31, 2019, the Company issued 500 shares to the consultant pursuant to the agreement.

Board Compensation

On July 16, 2019, the board of directors approved a board compensation plan that would compensate the board members for their deferred compensation for 2019, 2018 and 2017. The board members are eligible for cash compensation of $4,500 or $9,000 per year. To be paid as follows: (i) directors serving on the board during 2018 and 2017, will be granted shares is lieu of payment as the letter agreements set forth certain terms pursuant to which the directors will serve as directors of the Company.

In addition, on an ongoing basis pursuant to the approved board compensation plan each director will receive 1,428 shares of common stock per year for service as director, 185 shares of common stock per year for service on each committee and 142 shares of common stock per year for service as chair for such committee. The shares of common stock for committee service will be limited to two committees.

The Company will issue shares of common stock upon the occurrence of the public offering and up listing on a national exchange as follows, which shall be prorated for a partial year: (i) directors that served as directors during the year ended December 31, 2017 will each receive 714 shares of common stock, (ii) directors that served as directors during the year ended December 31, 2018 will each receive 1,428 shares of common stock and (iii) directors that served as directors during the year ended December 31, 2019 will each receive 1,428 shares of common stock.

As directors have not received compensation for services to date, the Company agreed to provide equity in lieu of cash compensation and equity compensation for services rendered during 2017, 2018 and 2019. For past director services in lieu of cash unpaid to date: (i) directors that served as directors during the year ended December 31, 2017 will each receive shares of common stock valued at $4,500 to be priced at the price per share of the Company’s public offering in connection with its uplisting (the “Uplisting Offering”), (ii) directors that served as directors during the year ended December 31, 2018 will each receive shares of common stock valued at $9,000, which shall be prorated for a partial year of service, to be priced at the price per share of the Uplisting Offering and (iii) directors that served as directors during the year ended December 31, 2019 through the date of the Uplisting Offering will each receive shares of common stock valued at $9,000, which shall be prorated for a partial year of service, to be priced at the price per share of the Uplisting Offering. Following the public offering, directors will be paid cash for the balance of 2019.

On August 5, 2019 the Company authorized the issuances of an aggregate of 17,005 shares of common stock, valued at a $7.00 per share, to the members of the board of directors.

On October 19, 2019 the Company authorized the issuances of an aggregate of 3,748 share of common stock to the members of the board of directors. As of December 31, 2019 the Company accrued a total of $59,864 related to board compensation.

Taxes

The Company failed in certain instances in paying sales taxes collected from customers in specific states that impose a tax on sales of the Company’s products. The Company had accrued for approximate $329,089 and $297,160, which includes interest as of December 31, 2019 and December 31, 2018 related to this matter.

Litigations, Claims and Assessments

In 2017, Limestone Associates LLC (“Limestone”) filed a complaint against ARH in the Civil Court of the City of New York, County of New York, #78549/2017 for commercial non-payment of rent for the amount of $25,748 plus cost and disbursements of this proceeding. In May 2018, Limestone filed a complaint against ARH and Robert E. Morgan (the former CEO of the Company) in the Supreme Court of the State of New York, County of New York, index # 154469 seeking $1,357,243 in damages for rent, interest and other expenses.

In May 2018, the Company, Former Parent and Mr. Morgan were listed as defendants to a lawsuit filed by Crownhall Realty, LLC (“Crownhall”) in the Supreme Court of the State of New York county of New York, #154467. Crownhall is seeking $1,034,087 in damages for rent, interest and other expenses.

On October 3, 2018, the Company, ARH and Mr. Morgan entered into a settlement agreement with Crownhall and Limestone agreeing to forfeit all security deposits, pay an upfront amount of $25,000 and an additional $175,000 to be paid over 20 months. This agreement settles litigation surrounding two closed locations, which the plaintiffs were seeking a total of $2,391,330 in past damages for rent, interest and other expenses. As of December 31, 2019, the Company has accrued $52,500 for the remaining liability in accounts payable and accrued expenses.

On March 27, 2018 a convertible note holder filed a complaint in the Iowa District Court for Polk County #CVCV056029 against the Company for failure to pay the remaining balance due on a promissory note in the amount of $100,000, together with interest, attorney fees and other costs of $171,035. On June 6, 2018 a default judgement was entered against the Company for the amount of $171,035. The Company repaid an aggregate amount of $71,035, consisting of principal and interest, as of the date of the filing of this report. As of December 31, 2019, the Company has accrued for the liability in convertible notes payable in the amount of $100,000 and accrued interest of $18,237 in accounts payable and accrued expenses.

In April 2018, the Company and Former Parent was listed as a defendant in a lawsuit filed by a landlord (“Former Landlord”) in the Superior Court of the State of California. The Former Landlord is seeking $531,594 in damages for rent, interest and other expenses. The original lease was for a 5-year period and commenced on or about September 30, 2015. On January 15, 2019, the Company and the Former Landlord entered a settlement and release agreement. Pursuant to the settlement the Company shall pay the amount of $531,594 as follows (i) first payment of $49,815, net of security deposit of $11,185, on or before January 23, 2019, (ii) second payment of $25,000 on or before February 28, 2019 and (iii) thereafter sixty-nine payments of $6,400 on or before the 15th of each month beginning on March 15, 2019. Conditioned on the Company making twelve timely installment payments of $6,400, the Company would be released of the remaining liability pursuant to the judgement. As of December 31, 2019, the Company has met all their obligations and the full amount has been paid.

On May 4, 2018, Stratford Road Partners, LLC (“Stratford”) filed suit against the Company’s subsidiary for non-payment of rent in the small Claims court in the State of North Carolina. Since then the property has been vacated and the landlord offered a settlement of $10,000 with no further lease obligation. On June 5, 2019 the Company signed the settlement agreement and made the payment to the landlord. As of December 31, 2019, the Company has met all their obligations and the full amount has been paid.

In May 2018, Resolute Contractors, Inc., Quality Tile, MTL Construction, Genesis Electric, JNB Interiors and Captive Aire filed a Mechanics Lien for labor, service, equipment and materials in the total amount of $98,005. The Company intends to set up various payment plans with these vendors. As of December 31, 2019, the Company has accrued for the liability in accounts payable and accrued expenses.

On December 12, 2018, the Company was listed as a defendant to a lawsuit filed by a landlord in the Superior Court of the State of California. Fountain Valley is seeking approximately $121,000 in damages for rent, interest and other expenses. On February 15, 2019, the Company entered into a settlement agreement and payment plan in the amount of $85,000. The Company agreed to make the following payments (i) $15,000 on or before March 15, 2019, and (ii) ten monthly installments of $7,000 commencing on April 15, 2019 and continuing monthly on the 15th day of each month though January 15, 2020. The company has accrued for the liability in accounts payable and accrued expenses and has been making repayments pursuant to the settlement agreement. As of January 15, 2020, the Company has met all their obligations and the full amount has been paid.

On January 18, 2019, the Company entered into an expense reimbursement agreement with an employee in connection with unreimbursed expenses incurred on behalf of the Company in the amount of $81,140 recorded in accounts payable and accrued expenses as of March 31, 2019. The Company shall pay the employee as follows (a) $1,750 upon execution of the agreement, (b) $1,000 a week commencing on January 25, 2019 ending May 24, 2019, (c) a onetime payment of $40,000 on the earlier of March 31, 2019 or when the Company fully received the anticipated funding from the a tranche of the 15% Senior Secured Convertible Notes and (d) a onetime payment of $21,390 on the earlier of May 31, 2019 or when the Company has fully received the anticipated funding from the second tranche of the 15% Senior Secured Convertible Notes. As of December 31, 2019, the full amount of $81,140 has been repaid.

On or about March 7, 2019, the Company was listed as a defendant to a lawsuit filed by a contractor in the State of Texas. The contractor is claiming a breach of contract and is seeking approximately $32,809 in damages for services claimed to be rendered by the contractor. The Company is working with legal counsel in order to reach a settlement. As of December 31, 2019, the Company accrued $30,000 for the liability in accounts payable and accrued expenses.

On May 6, 2019, the Company entered into a commission’s payment agreement in the aggregate amount of $45,894 in connection with past due commission recorded in accounts payable and accrued expenses as of March 31, 2019. The Company shall pay the employee the outstanding commission balance as follows (a) $10,894 upon execution of the agreement and (b) $7,000 per month for five months starting on May 31, 2019. As of December 31, 2019, the full amount of $45,894 has been repaid.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. In the opinion of management, such matters are currently not expected to have a material impact on the Company’s financial statements.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements after consulting legal counsel.

Trademark

During July 2019 the Company filed an application to register a trade name and service mark for “Healthy Joe’s” that will be used in connection with the development and operating of potential Healthy Joe’s restaurants. If the trademark is approved, the Company will license the rights to use the Healthy Joe’s trademark and intellectual property to its wholly-owned subsidiaries, Muscle Maker Development and Muscle Maker Corp., and to further sublicense them to our franchisees for use in connection with Healthy Joe’s restaurants.

Termination of Offering

On March 29, 2018, the Company decided to terminate its Regulation A+ offering in order to register its common stock with the Commission under the Securities Exchange Act of 1934, as amended, using a Form 8-A12g and become a publicly reporting company. Prior to terminating the Regulation A+ offering, the Company sold 44,153 shares in the offering at $3.25 per share, yielding net proceeds of approximately $85,000.